(Loss)/Profit for the Year - Schedule of (Loss)/Profit (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [Abstract]
Cost of inventories recognized as expenses		$ 71,087,414	$ 40,546,553	$ 26,377,223
Amortization of software		1,410,081	938,979
Taxes and surcharges	[1]	4,485	2,440	6,996
Cost of sales		72,501,980	41,487,972	26,384,219
Depreciation of property, plant and equipment		242,114	285,019	286,334
Amortization of other intangible assets and ROU assets		3,454,657	1,798,388
Share-based compensation		9,478,350	147,000
Impairment of intangible assets		$ 995,821

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).